Cover Page	May 10, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 10, 2023
Entity Registrant Name	BlackSky Technology Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39113
Entity Tax Identification Number	47-1949578
Entity Address, Address Line One	13241 Woodland Park Road
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Herndon,
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20171
City Area Code	571
Local Phone Number	267-1571
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001753539
Amendment Flag	false
Common Class A
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	BKSY
Security Exchange Name	NYSE
Warrant
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	BKSY.W
Security Exchange Name	NYSE